Label	Element	Value
T. Rowe Price Equity Income ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Equity Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of dividend income and long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 24.5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.50%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s fees and expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will normally invest at least 80% of its assets in common stocks listed in the United States, with an emphasis on large-capitalization stocks that have a strong track record of paying dividends or that are believed to be undervalued (or futures that have similar economic characteristics).

The fund typically employs a “value” approach in selecting investments. The fund’s in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

In selecting investments, the adviser generally looks for companies in the aggregate with one or more of the following:

• an established operating history;

• above-average dividend yield relative to the broader equity market;

• low price/earnings ratio relative to the broader equity market;

• a sound balance sheet and other positive financial characteristics; or

• low stock price relative to a company’s underlying value as measured by assets, cash flow, or business franchises.

The adviser generally seeks investments in large-capitalization companies and the fund’s yield, which reflects the level of dividends paid by the fund, is expected to normally exceed the yield of the Russell 1000® Value Index.

The fund may at times invest significantly in certain sectors, including the financials and healthcare sectors.

The fund primarily invests in exchange-traded securities that trade synchronously with the fund’s shares, cash, and cash equivalents. The fund may also invest in American Depository Receipts (ADRs) and common stocks listed on a foreign exchange that trade on such exchange synchronously with the fund’s shares (i.e., during the U.S. listing exchange’s trading hours).

The fund is an actively-managed, exchange-traded fund (ETF) that does not disclose portfolio holdings daily. In order to provide market participants with information on the fund’s investments, the fund will publish a “Proxy Portfolio” on its website daily. A Proxy Portfolio is a basket of securities that is designed to closely track the daily performance of the fund’s portfolio holdings. While the Proxy Portfolio includes some of the fund’s holdings, it is not the fund’s actual portfolio. The Proxy Portfolio could be based on a broad-based securities index or the fund’s recently disclosed portfolio holdings. The fund’s Portfolio Overlap is available on the fund’s website daily. The Portfolio Overlap is the percentage weight overlap between the holdings of the prior business day’s Proxy Portfolio compared to the holdings of the fund that formed the basis for the fund’s calculation of net asset value (NAV) at the end of the prior business day.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund will normally invest at least 80% of its assets in common stocks listed in the United States, with an emphasis on large-capitalization stocks that have a strong track record of paying dividends or that are believed to be undervalued (or futures that have similar economic characteristics).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Proxy portfolio structure The fund does not disclose portfolio holdings daily. The fund uses a Proxy Portfolio, which is a basket of securities that is designed to closely track the daily performance of the fund’s portfolio holdings. The fund may not always effectively construct a proxy portfolio that closely tracks the daily performance of the fund’s portfolio holdings. Because the fund uses a Proxy Portfolio, there is a risk that the fund’s shares may trade at a wider bid/ask spread than shares of ETFs that publish their portfolios on a daily basis. This risk is heightened during periods of market disruption and volatility, and, therefore, may cost you more to trade. Although the fund seeks to benefit from keeping its portfolio information confidential, other traders may attempt to use the Proxy Portfolio and publicly available information, including intraday net asset value (INAV) to identify the fund’s trading strategy, which, if successful, could result in such traders engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders. Because the fund’s shares are traded in the secondary market, a broker may charge a commission to execute a transaction in shares, and you may incur the cost of the spread between the price at which a dealer will buy shares and the somewhat higher price at which a dealer will sell shares.

Premium/Discount Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the fund at or close to the underlying NAV per share of the fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV per share of the fund. These price differences may be greater for this fund compared to ETFs that disclose holdings daily because it provides different portfolio holdings information to traders. The adviser will monitor on an ongoing basis how shares trade, including the level of any market price premium or discount to NAV and the bid/ask spreads on market transactions. Each day, the website will also provide the fund’s Tracking Error, which means the standard deviation over the past three months of the daily proxy spread (i.e., the difference, in percentage terms, between the Proxy Portfolio’s per share NAV and that of the fund at the end of the trading day).

Trading halt It is possible that an active trading market for the shares will not be maintained, or that trading in the shares will be halted for reasons such as market-wide trading halts or the shares no longer meeting the listing requirements of the exchange. If securities representing 10% or more of the fund’s portfolio do not have readily available market quotations, the fund would promptly request the listing exchange to halt trading on the fund. In addition, to the extent T. Rowe Price determines that a security held in a fund’s portfolio but not in the Proxy Portfolio does not have readily available market quotations and such circumstance may affect the reliability of the Proxy Portfolio as an arbitrage vehicle, that information, along with the identity and weighting of that security in the fund’s portfolio, will be publicly disclosed on the fund’s website.

Authorized Participant Just like ETFs that disclose holdings daily, at certain times, the fund’s shares may have a limited number of active “Authorized Participants,” which are financial institutions that are able to transact daily with the fund to purchase and redeem a large specified number of shares of the fund. To the extent they cannot or otherwise are unwilling to engage in creation and redemption transactions, and no other Authorized Participant steps in, shares of the fund may trade at a significant discount or premium to NAV and may face trading halts and delisting from the exchange. Additionally, ETFs that do not disclose portfolio holdings daily are novel, which may limit the number of entities willing to act as Authorized Participants during times of market stress.

Dividend-paying stocks The fund’s emphasis on dividend-paying stocks could cause the fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Value investing Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time (or at all) or a stock judged to be undervalued may actually be appropriately priced at a low level.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Large-cap stocks Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Sector exposure At times, the fund may have a significant portion of its assets invested in securities of issuers conducting business in a broadly related group of industries within the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Banks and financial companies Because the fund may invest significantly in banks and financial companies, the fund is more susceptible to adverse developments affecting such companies and may perform poorly during a downturn that impacts the financials sector. Banks and other financial services companies can be adversely affected by, among other things, regulatory changes, interest rate movements, the availability of capital and cost to borrow, and the rate of debt defaults.

Healthcare sector The profitability of healthcare companies may be adversely affected by extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. A number of issuers in the healthcare sector have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. Many healthcare companies are heavily dependent on patent protection. The expiration of a company’s patents may adversely affect that company’s profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence.

Foreign investing The fund’s investments in foreign holdings may be adversely affected by local, political, social, and economic conditions overseas; greater volatility; reduced liquidity; or decreases in foreign currency values relative to the U.S. dollar.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund. The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/21	13.26%	Worst Quarter	9/30/21	-1.05%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Equity Income ETF | Russell 1000® Value Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
T. Rowe Price Equity Income ETF | Russell 1000® Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.16%
Since Inception	rr_AverageAnnualReturnSinceInception	31.26%	[1]
T. Rowe Price Equity Income ETF | Lipper Equity Income Funds Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Equity Income Funds Index
T. Rowe Price Equity Income ETF | Lipper Equity Income Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.57%
Since Inception	rr_AverageAnnualReturnSinceInception	28.14%	[1]
T. Rowe Price Equity Income ETF | Equity Income ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 55
3 Years	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	$ 677
Annual Return 2021	rr_AnnualReturn2021	26.25%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.26%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.05%)

[1]	Return since 8/4/20.